Financial instruments - fair values and risk management - Summary of Entirety Of Financial Instruments Fair Values And Risk Management (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Loans receivable	€ 25,516	€ 39,804
Trade and other receivables	119,841	75,008
Regulatory deposits	8,594	2,901
Restricted cash	60,296	12,093
Cash and cash equivalents	293,798	138,540	€ 74,365	€ 26,679
Total	508,045	268,346
Financial assets, at fair value	508,045	268,346
Trade and other payables	134,930	136,869
Lease liabilities	16,249	9,072	€ 9,893
Deferred consideration	13,200	2,089
Interest-bearing loans and borrowings	3,772	210,723
Customer liabilities (at fair value through profit/loss)	51,959	43,709
Total	220,110	402,462
Financial liabilities, at fair value	220,110	402,462
Net	287,935	(134,116)
Net	287,935	(134,116)
Trade and other payables [Member]
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial liabilities, at fair value	134,930	136,869
Lease liabilities [member]
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial liabilities, at fair value	16,249	9,072
Deferred Consideration [Member]
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial liabilities, at fair value	13,200	2,089
Interest Bearing Loans And Borrowings [Member]
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial liabilities, at fair value	3,772	210,723
Customer Liabilities At Fair Value Through Profit Or Loss [Member]
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial liabilities, at fair value	51,959	43,709
Loans to consumers [member]
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value	25,516	39,804
Trade and other receivables [member]
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value	119,841	75,008
Regulatory Deposits [Member]
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value	8,594	2,901
Restricted Cash [Member]
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value	60,296	12,093
Cash and cash equivalents [Member]
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value	€ 293,798	€ 138,540